[Transamerica Life Insurance Company Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, Alliance Variable Products Series Fund, Inc., AEGON/Transamerica Series Fund, Inc., Nations Separate Account Trust and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016);

Securities and Exchange Commission

March 14, 2003

•	On February 28, 2003, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384);

•	On March 4, 2003, AIM Variable Insurance Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 4, 2003, Dreyfus Stock Index Fund filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On March 4, 2003, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On February 14, 2003, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On February 28, 2003 and March 3, 2003, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 19, 2003, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 13, 2003; February 20, 2003 and February 21, 2003, Evergreen Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

•	On February 26, 2003, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On February 25, 2003, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

Securities and Exchange Commission

March 14, 2003

•	On February 27, 2003, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On February 21, 2003, Alliance Variable Products Series Fund filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 10, 2003, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787); and

•	On March 7, 2003, One Group Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Division